Schedule of Equity - Share-Based Payments Reserve (Details) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Issued capital [abstract]
Share based payment reserve	$ 8,822,883	$ 8,726,228	$ 7,309,323	$ 6,733,118